Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 16, 2015	Mar. 31, 2014	Nov. 30, 2013	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Shares of common stock					14,259,681	7,901,426
Ampio [Member]
Related Party Transaction [Line Items]
Shares of common stock	4,761,787
Ampio [Member] | Scenario, Plan [Member] | Second Installment [Member]
Related Party Transaction [Line Items]
Equipment lease payments net				$ 615,000
Ampio [Member] | Scenario, Plan [Member] | Second Installment [Member] | After Amendment [Member]
Related Party Transaction [Line Items]
Monthly equipment lease payments				$ 6,000
Ampio [Member] | Scenario, Plan [Member] | First Installment [Member]
Related Party Transaction [Line Items]
Contract term					60 months 15 days
Lease expiration date					March 2019
Ampio [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument principal amount	$ 10,000,000
Ampio [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Total amount agreed on loan agreement		$ 3,000,000	$ 3,000,000
Term of loan agreement		1 year	1 year
Amount advances on loan agreement			$ 500,000
Ampio [Member] | Vyrix Pharmaceuticals [Member]
Related Party Transaction [Line Items]
Cancellation of indebtedness amount	4,000,000
Ampio [Member] | Vyrix Pharmaceuticals [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Line of credit, remaining amount outstanding	4,000,000					$ 1,600,000
Loan agreement interest rate minimum						3.11%
Loan agreement interest rate maximum						3.32%
Ampio [Member] | Luoxis Diagnostics [Member]
Related Party Transaction [Line Items]
Cancellation of indebtedness amount	8,000,000
Ampio [Member] | Luoxis Diagnostics [Member] | Ampio Loan Agreement [Member]
Related Party Transaction [Line Items]
Line of credit, remaining amount outstanding	$ 8,000,000					$ 3,000,000
Loan agreement interest rate minimum						3.11%
Loan agreement interest rate maximum						3.32%